UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-228375-07

Central Index Key Number of the issuing entity:     0001880921

BANK 2021-BNK36
(Exact name of issuing entity as speciﬁed in its charter)

Commission File Number of the depositor:      333-228375

Central Index Key Number of the depositor:      0001005007

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Exact name of depositor as speciﬁed in its charter)

Bank of America, National Association (Central Index Key Number 0001102113)
Morgan Stanley Mortgage Capital Holdings LLC (Central Index Key Number 0001541557)
Wells Fargo Bank, National Association (Central Index Key Number 0000740906)
National Cooperative Bank, N.A. (Central Index Key Number 0001577313)
(Exact name of sponsor as specified in its charter)

Leland F. Bunch, III (646) 855-3953
(Name and telephone number, including area code, of the person to contact in connection with this ﬁling)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “September 20 Form ABS-EE”), filed with the Securities and Exchange Commission on September 20, 2021 (SEC Accession No. 0001539497-21-001410), with respect to BANK 2021-BNK36, Commercial Mortgage Pass-Through Certificates, Series 2021-BNK36. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the September 20 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: October 7, 2021

BANC OF AMERICA MERRILL LYNCH COMMERCIAL MORTGAGE INC. (Depositor)

By:	/s/ Leland F. Bunch, III
Name: Leland F. Bunch, III
Title: Chief Executive Officer and President

INDEX TO EXHIBITS

Item 601(b) of Regulation S-K Exhibit No.	Description	Paper (P) or Electronic (E)
102	Asset Data File.	(E)
103	Asset Related Document.	(E)